Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets at Amortized Cost [Abstract]
Rights by resale agreements and securities lending	$ 87,291	$ 71,822
Debt financial instruments	944,074	1,431,083
Loans and advances to Banks	667,703	2,519,931
Loans to customers:
Commercial loans	20,147,980	20,030,044
Residential mortgage loans	13,233,327	12,310,768
Consumer loans	5,554,989	5,310,462
Provisions established for credit risk:
Loans and advances to Banks provisions	(1,988)	(1,341)
Commercial loans provisions	(254,568)	(259,641)
Mortgage loans provisions	(35,632)	(33,502)
Consumer loans provisions	(403,234)	(417,044)
Total	$ 39,939,942	$ 40,962,582